First Trust Managed Municipal Fund
Portfolio of Investments
January 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 98.9%
	Alabama – 4.5%
$500,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 06/01/29)	5.25%	02/01/53	$527,288
640,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser F (Mandatory put 12/01/28)	5.50%	11/01/53	676,795
360,000	Homewood AL Eductnl Bldg Auth Rev Stdt Hsg & Parking Proj, Ser C	5.50%	10/01/44	373,405
500,000	Jacksonville Pub Eductnl Bldg Auth JSU Fdtn Proj, Ser A, BAM	5.13%	08/01/44	525,446
500,000	SE Energy Auth AL Cooperative Dist Cmdy Sply Rev Proj #6, Ser B (Mandatory put 06/01/30)	5.00%	01/01/54	529,992
				2,632,926
	Arizona – 1.9%
460,000	AZ St Hlth Facs Auth Var Banner Hlth Rmkt, Ser C (a)	3.25%	01/01/46	460,000
350,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (b)	4.00%	07/01/29	350,060
270,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/35	278,392
				1,088,452
	Arkansas – 0.4%
250,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond United States Steel Corp Proj, AMT	5.45%	09/01/52	250,797
	California – 7.5%
835,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	845,556
250,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (b)	5.00%	07/01/38	250,886
500,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (b)	5.00%	07/01/37	502,021
250,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Poseidon Res LP Desalination Proj, AMT (b)	5.00%	07/01/36	274,110
1,000,000	Kern CA Cmnty Clg Dist, Ser D	5.25%	08/01/40	1,133,827
25,000	Los Angeles CA Dept of Arpts Arpt Rev Prerefunded Subord Ref, Ser D, AMT (Pre-refunded maturity 11/15/31)	5.00%	05/15/33	27,763
250,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser A, AMT	5.25%	05/15/48	252,955
500,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/31	558,108
500,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/49	504,247
				4,349,473
	Colorado – 3.9%
650,000	Adams & Arapahoe Cntys CO Jt Sch Dist #28J Aurora, COPS, BAM	5.25%	12/01/43	712,166
900,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.50%	11/15/33	1,042,281
500,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/39	503,679
				2,258,126
	District of Columbia – 1.2%
650,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/40	708,568
	Florida – 9.8%
400,000	Beach Cmnty Dev Dist FL Capital Impt Rev Ref, AG	5.25%	05/01/44	417,672
500,000	Berry Bay II CDD FL Spl Assmnt Proj, Ser 2024	5.20%	05/01/44	502,048
320,000	Broward Cnty FL Port Facs Rev, AMT	5.00%	09/01/38	341,750

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$500,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utilities Proj, AMT	5.88%	10/01/45	$519,919
500,000	FL Dev Fin Corp Hlthcarefacs Rev Tampa General Hosp Proj, Ser A (c)	5.00%	08/01/44	528,770
500,000	Forest Lake Cmnty Dev Dist FL Spl Assmnt Area 1 Proj (b)	4.00%	05/01/40	487,156
605,000	Jea FL Elec Sys Rev Ref, Ser Three A	3.00%	10/01/40	554,462
1,000,000	Lakewood Ranch FL Stewardship Dist Util Rev Sys Acq Proj, AG	5.25%	10/01/48	1,046,553
75,000	Palm Beach Cnty FL Hlth Facs Auth Acts Retmnt, Ser B	5.00%	11/15/42	77,590
495,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.50%	05/01/31	499,641
400,000	Volusia Cnty FL Eductnl Fac Auth Ref Embry Riddle Aeronautical Univ Inc Proj, Ser A	4.00%	10/15/36	408,386
300,000	Westview S CDD FL Spl Assmnt Area One 2023 Proj Area	5.38%	05/01/43	308,727
				5,692,674
	Georgia – 3.1%
500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	503,139
740,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	06/01/30	788,909
500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	511,152
				1,803,200
	Hawaii – 1.7%
500,000	HI St Arpts Sys Rev, Ser A, AMT	5.00%	07/01/43	509,160
500,000	Honolulu City & Cnty HI Brd of Wtr Sply Wtr Sys Rev, Ser A	3.00%	07/01/41	452,181
				961,341
	Idaho – 0.9%
505,000	ID St Hlth Facs Auth Rev Ref St Lukes Hlth Sys Proj, Ser A	5.00%	03/01/34	535,586
	Illinois – 1.4%
500,000	IL St	5.50%	05/01/39	537,682
250,000	IL St, Ser A	5.50%	03/01/47	262,548
				800,230
	Indiana – 3.7%
525,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	531,700
500,000	IN St Fin Auth Stdt Hsg Rev Sr Stdt Hsg Proj, Ser A	5.00%	07/01/54	495,957
370,000	Valparaiso IN Exempt Facs Rev Ref Pratt Paper LLC Proj, AMT (b)	4.50%	01/01/34	383,850
700,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	705,317
				2,116,824
	Iowa – 1.0%
500,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Mandatory put 12/01/42) (Pre-refunded maturity 12/01/32)	5.00%	12/01/50	581,333
	Kentucky – 3.4%
500,000	Boyle Cnty KY Eductnl Facs Rev Ref Centre Clg, Ser A	5.25%	06/01/43	524,776
250,000	KY St Property & Bldgs Commn Revs Proj No. 128, Ser A	5.50%	11/01/42	282,805
500,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser C	5.00%	05/01/36	542,481

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky (Continued)
$550,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/38	$607,518
				1,957,580
	Louisiana – 1.3%
490,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Westlake Chemical Corp Proj Remk	3.50%	11/01/32	490,866
250,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-2 (Mandatory put 07/01/26)	2.38%	06/01/37	249,518
				740,384
	Maine – 1.3%
700,000	MA St Fin Auth Sol Wst Disp Rev Casella Waste Sys Inc Proj Remk, Ser R-3, AMT (b)	5.00%	08/01/35	750,182
	Maryland – 1.8%
1,000,000	MD St Econ Dev Corp Var Ref Constellation Energy Grp Proj Remk, Ser B (Mandatory put 04/03/28)	4.10%	10/01/36	1,027,472
	Massachusetts – 0.7%
390,000	MA St Dev Fin Agy Rev Tufts Univ Stdt Hsg Proj Prg Medford Properties Inc	5.25%	06/01/41	435,639
	Missouri – 0.8%
500,000	Saint Louis Cnty MO Indl Dev Auth Sr Living Facs Ref Friendship Vlg St. Louis	5.00%	09/01/48	480,925
	New Hampshire – 1.3%
200,000	NH St Busn Fin Auth Wtr Fac Rev Pennichuck Wtr Wks Inc Proj, Ser A, AMT	5.50%	04/01/43	210,660
500,000	NH St Hlth & Edu Facs Auth Rev Ref Dartmouth Hlth Oblig Grp Issue	5.00%	08/01/41	554,376
				765,036
	New Jersey – 2.1%
40,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser 1A, AMT	4.00%	12/01/30	40,034
565,000	NJ St Transprtn Trust Fund Auth Fun Auth Transprtn Prog Bonds, Ser CC	5.25%	06/15/41	625,000
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/39	530,922
				1,195,956
	New Mexico – 1.8%
500,000	NM St Muni Energy Acq Auth Gas Sply Ref (Mandatory put 11/01/30)	5.00%	06/01/54	533,452
500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (b)	4.25%	05/01/40	482,253
				1,015,705
	New York – 8.3%
500,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.25%	07/01/52	500,424
400,000	Long Beach NY, Ser B, BAM	5.25%	07/15/42	423,658
540,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Adjustable 2nd Gen Resolution Fiscal 2014, Ser Aa-1 (a)	3.25%	06/15/50	540,000
125,000	New York City NY Transitional Fin Auth Rev Sub, Subser F-3	3.00%	02/01/39	111,810
250,000	New York City NY Transitional Fin Auth Rev Subord Fiscal 2026, Ser A, Subser A-1	5.25%	05/01/46	269,812
500,000	NY NY, Ser B, Subser B-1	5.25%	10/01/40	551,569

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$500,000	NY St Dorm Auth Rev Non St Supported Debt Orchard Park CCRC Inc Obligated Grp	5.13%	11/15/50	$505,463
750,000	Suffolk Regl Off Track Betting Corp NY Rev	5.75%	12/01/44	769,671
1,000,000	Yonkers NY, Ser F, BAM	5.00%	11/15/39	1,110,556
				4,782,963
	North Carolina – 0.7%
380,000	NC St Med Care Commn Retmnt Facs Rev The United Methodist Retmnt Homes Proj, Ser A	5.00%	10/01/39	401,006
	Ohio – 2.7%
500,000	Columbus OH Regl Arpt Auth Rev Ref John Glenn Columbus Intl Arpt, Ser A, AMT	5.25%	01/01/41	547,981
500,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.25%	09/01/49	510,979
500,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	500,809
				1,559,769
	Oklahoma – 0.6%
300,000	Tulsa OK Muni Arpt Trust Trustees Ref American Airls Inc Proj, AMT	6.25%	12/01/40	337,379
	Oregon – 3.2%
270,000	OR St Dept of Transprtn Hwy User Tax Rev Subord Lien, Ser A	5.00%	11/15/39	290,708
955,000	Port of Portland OR Arpt Rev, Ser Twenty Seven A, AMT	5.00%	07/01/30	1,046,356
500,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/41	512,900
				1,849,964
	Pennsylvania – 7.2%
500,000	Maxatawny Twp PA Muni Auth Rev Diakon Lutheran Social Ministries Proj, Ser A	5.00%	01/01/41	516,755
700,000	Montgomery Cnty PA Indl Dev Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/36	708,134
1,000,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.50%	06/30/37	1,112,997
500,000	PA St Econ Dev Fing Auth UPMC Rev Ref UPMC Obligated Grp, Ser B	5.00%	03/15/41	540,553
750,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.00%	12/01/39	834,159
450,000	Philadelphia PA, Ser A	4.00%	05/01/41	450,008
				4,162,606
	Puerto Rico – 1.4%
750,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	758,518
77,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	77,012
				835,530
	South Carolina – 3.7%
350,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/34	380,816
350,000	SC St Jobs Econ Dev Auth Hosp Facs Rev Ref Bon Secours Mercy Hlth Inc, Ser A	5.25%	11/01/42	389,576
545,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AG	5.50%	12/01/40	608,895
750,000	SC St Pub Svc Auth Rev, Ser A	5.00%	12/01/45	790,479
				2,169,766

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee – 0.9%
$500,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.50%	07/01/41	$550,615
	Texas – 5.8%
300,000	Canton TX Indep Sch Dist	5.25%	02/15/42	335,216
400,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/39	430,205
500,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/37	550,552
500,000	Princeton TX Spl Assmnt Rev Winchester Pub Impr Dist #2 Proj (b)	5.13%	09/01/42	507,689
750,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Var Baylor Scott and White Hlth Proj, Ser F (Mandatory put 11/15/30)	5.00%	11/15/52	820,239
390,000	Trophy Club TX Pub Impt Dist #1 Spl Assmnt Rev Ref	5.00%	09/01/32	421,939
245,000	TX St Wtr Dev Brd St Revolving Fund	5.00%	08/01/37	275,194
				3,341,034
	Utah – 2.0%
500,000	Fields Estates Pub Infra Dist UT Spl Assmnt Fields Estates Assmnt Area, Ser A-2 (b)	5.25%	12/01/53	486,281
685,000	Midas Mountain Veterans Prog Pub Infra Dist (b)	5.20%	06/01/54	674,266
				1,160,547
	Virginia – 2.7%
425,000	Salem VA Econ Dev Auth Eductnl Facs Rev Roanoke Clg	6.00%	04/01/50	445,198
625,000	VA St Cmwlth Transprtn Brd Transprtn Rev	3.00%	05/15/41	551,644
500,000	VA St Small Busn Fing Auth Hlthcare Facs Rev Ref Mary Washington Hlthcare Obligated Grp, Ser A-1	5.00%	06/15/38	561,290
				1,558,132
	Wisconsin – 2.3%
400,000	Pub Fin Auth WI Edu Rev Ref Pinecrest Acdmy NV Sloan Canyon Cmps Proj, Ser A (b)	4.50%	07/15/49	353,720
375,000	Pub Fin Auth WI Stdt Hsg Rev Sr KSU Bixby Real Estate Fdtn LLC Proj, Ser A	5.00%	06/15/39	403,258
500,000	WI St Hlth & Eductnl Facs Auth Rev Bellin Memorial Hosp Inc, Ser A	5.00%	12/01/38	553,769
				1,310,747
	Wyoming – 1.9%
1,000,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/40	1,108,567

Total Investments – 98.9%	57,277,034
(Cost $55,394,040)
Net Other Assets and Liabilities – 1.1%	648,747
Net Assets – 100.0%	$57,925,781

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Ultra 10-Year U.S. Treasury Notes	Short	4	Mar 2026	$456,625	$(1,562)

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

(a)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment.
At January 31, 2026, securities noted as such amounted to $5,502,474 or 9.5% of net assets.

(c)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2026. Interest will begin accruing on the security’s first settlement date.

Abbreviations throughout the Portfolio of Investments:
AG	– Assured Guaranty, Inc.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
COPS	– Certificates of Participation

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows:
ASSETS TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$57,277,034	$—	$57,277,034	$—

LIABILITIES TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(1,562)	$(1,562)	$—	$—

*	See Portfolio of Investments for state and territory breakout.